Business segment information	12 Months Ended
Dec. 31, 2017
Business segment information
Business segment information

3) Business segment information

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system. It shows internal segment information that is used to manage and measure the performance of Total and which is reviewed by the main operational decision-making body of the Group, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

TOTAL has implemented a new organization fully effective since January 1, 2017, structured around four following business segments:

-     An Exploration & Production segment;

-     A Gas, Renewables & Power segment including downstream Gas activities, New Energies activities (excluding biotechnologies) and Energy Efficiency division;

-     A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-     A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition, the Corporate segment includes holdings operating and financial activities.

Certain figures for the years 2015 and 2016 have been restated in order to reflect the new organization with four business segments.

Definition of the indicators

(i)  Operating income (measure used to evaluate operating performance)

Revenue from sales after deducting cost of goods sold and inventory variations, other operating expenses, exploration expenses and depreciation, depletion, and impairment of tangible assets and mineral interests.

Operating income excludes the amortization of intangible assets other than mineral interests, currency translation adjustments and gains or losses on the disposal of assets.

(ii)  Net operating income (measure used to evaluate the return on capital employed)

Operating income after taking into account the amortization of intangible assets other than mineral interests, currency translation adjustments, gains or losses on the disposal of assets, as well as all other income and expenses related to capital employed (dividends from non-consolidated companies, equity in income of affiliates, capitalized interest expenses), and after income taxes applicable to the above.

The only income and expense not included in net operating income but included in net income Group share are interest expenses related to net financial debt, after applicable income taxes (net cost of net debt) and non-controlling interests.

(iii)  Adjusted income

Operating income, net operating income, or net income excluding the effect of adjustment items described below.

(iv)  Capital employed

Non-current assets and working capital, at replacement cost, net of deferred income taxes and non-current liabilities.

(v)  ROACE (Return on Average Capital Employed)

Ratio of adjusted net operating income to average capital employed between the beginning and the end of the period.

Performance indicators excluding the adjustment items, such as adjusted incomes and ROACE are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items

Adjustment items include:

(i)  Special items

Due to their unusual nature or particular significance, certain transactions qualified as “special items” are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)  The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its main competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost.

(iii)  Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for some transactions differences between internal measure of performance used by TOTAL’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

Furthermore, TOTAL, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in Group’s internal economic performance. IFRS precludes recognition of this fair value effect.

A)  Information by business segment

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,854	75,505	74,634	23	—	171,493
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,034	99,341	56,105	397	(52,092)	149,099
Operating expenses	(14,672)	(13,828)	(94,097)	(53,629)	(1,107)	52,092	(125,241)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,850)	(482)	(1,074)	(657)	(40)	—	(16,103)
Operating income	2,792	(276)	4,170	1,819	(750)	—	7,755
Net income (loss) from equity affiliates and other items	1,546	31	2,979	497	54	—	5,107
Tax on net operating income	(2,233)	(140)	(944)	(561)	540	—	(3,338)
Net operating income	2,105	(385)	6,205	1,755	(156)	—	9,524
Net cost of net debt							(1,225)
Non-controlling interests							332
Net income - group share							8,631

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(20)	—	—	—	—	(20)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(20)	—	—	—	—	(20)
Operating expenses	(119)	(389)	167	(11)	(64)	—	(416)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,308)	(291)	(53)	(10)	—	—	(4,662)
Operating income (b)	(4,427)	(700)	114	(21)	(64)	—	(5,098)
Net income (loss) from equity affiliates and other items	(328)	(116)	2,177	102	—	—	1,835
Tax on net operating income	875	(54)	124	(2)	(114)	—	829
Net operating income (b)	(3,880)	(870)	2,415	79	(178)	—	(2,434)
Net cost of net debt							(29)
Non-controlling interests							516
Net income - group share							(1,947)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	344	13	—

On net operating income	—	—	298	(3)	—

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,874	75,505	74,634	23	—	171,513
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,054	99,341	56,105	397	(52,092)	149,119
Operating expenses	(14,553)	(13,439)	(94,264)	(53,618)	(1,043)	52,092	(124,825)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,542)	(191)	(1,021)	(647)	(40)	—	(11,441)
Adjusted operating income	7,219	424	4,056	1,840	(686)	—	12,853
Net income (loss) from equity affiliates and other items	1,874	147	802	395	54	—	3,272
Tax on net operating income	(3,108)	(86)	(1,068)	(559)	654	—	(4,167)
Adjusted net operating income	5,985	485	3,790	1,676	22	—	11,958
Net cost of net debt							(1,196)
Non-controlling interests							(184)
Adjusted net income - group share							10,578

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	12,802	797	1,734	1,457	106	—	16,896
Total divestments	1,918	73	2,820	413	40	—	5,264
Cash flow from operating activities	11,459	993	7,440	2,130	297	—	22,319
Balance sheet as of December 31, 2017
Property, plant and equipment, intangible assets, net	103,639	2,873	10,820	6,253	399	—	123,984
Investments & loans in equity affiliates	16,820	835	4,010	438	—	—	22,103
Other non-current assets	6,975	1,709	677	1,060	496	—	10,917
Working capital	3,224	123	876	792	(3,650)	—	1,365
Provisions and other non-current liabilities	(24,212)	(848)	(3,839)	(1,544)	(106)	—	(30,549)
Assets and liabilities classified as held for sale	1,475	—	—	166	—	—	1,641
Capital Employed (balance sheet)	107,921	4,692	12,544	7,165	(2,861)	—	129,461
Less inventory valuation effect	—	—	(1,499)	(236)	1	—	(1,734)
Capital Employed (Business segment information)	107,921	4,692	11,045	6,929	(2,860)	—	127,727
ROACE as a percentage	6%	10%	33%	26%	—	—	9%

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,124	65,632	66,351	7	—	149,743
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,133	83,555	48,821	314	(41,286)	127,925
Operating expenses	(14,236)	(10,993)	(77,562)	(46,432)	(1,006)	41,286	(108,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,583)	(301)	(1,002)	(600)	(37)	—	(13,523)
Operating income	(431)	(161)	4,991	1,789	(729)	—	5,459
Net income (loss) from equity affiliates and other items	1,375	71	779	170	426	—	2,821
Tax on net operating income	401	(4)	(1,244)	(541)	164	—	(1,224)
Net operating income	1,345	(94)	4,526	1,418	(139)	—	7,056
Net cost of net debt							(850)
Non-controlling interests							(10)
Net income - group share							6,196

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(231)	—	—	—	—	(231)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(231)	—	—	—	—	(231)
Operating expenses	(691)	(79)	625	(136)	—	—	(281)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,089)	(139)	—	(1)	—	—	(2,229)
Operating income (b)	(2,780)	(449)	625	(137)	—	—	(2,741)
Net income (loss) from equity affiliates and other items	(200)	(135)	(93)	(40)	(4)	—	(472)
Tax on net operating income	1,108	51	(201)	36	1	—	995
Net operating income (b)	(1,872)	(533)	331	(141)	(3)	—	(2,218)
Net cost of net debt							(23)
Non-controlling interests							150
Net income - group share							(2,091)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	695	(43)	—

On net operating income	—	—	500	(13)	—

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)(a)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,355	65,632	66,351	7	—	149,974
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,364	83,555	48,821	314	(41,286)	128,156
Operating expenses	(13,545)	(10,914)	(78,187)	(46,296)	(1,006)	41,286	(108,662)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,494)	(162)	(1,002)	(599)	(37)	—	(11,294)
Adjusted operating income	2,349	288	4,366	1,926	(729)	—	8,200
Net income (loss) from equity affiliates and other items	1,575	206	872	210	430	—	3,293
Tax on net operating income	(707)	(55)	(1,043)	(577)	163	—	(2,219)
Adjusted net operating income	3,217	439	4,195	1,559	(136)	—	9,274
Net cost of net debt							(827)
Non-controlling interests							(160)
Adjusted net income - group share							8,287

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	16,085	1,221	1,861	1,245	118	—	20,530
Total divestments	2,187	166	88	424	12	—	2,877
Cash flow from operating activities	9,010	538	4,585	1,754	634	—	16,521
Balance sheet as of December 31, 2016
Property, plant and equipment, intangible assets, net	109,617	2,834	9,293	5,225	364	—	127,333
Investments & loans in equity affiliates	15,853	883	3,303	537	—	—	20,576
Other non-current assets	6,835	1,222	568	962	57	—	9,644
Working capital	1,451	869	2,641	701	(3,314)	—	2,348
Provisions and other non-current liabilities	(26,139)	(832)	(3,569)	(1,330)	218	—	(31,652)
Assets and liabilities classified as held for sale	—	—	446	—	—	—	446
Capital Employed (balance sheet)	107,617	4,976	12,682	6,095	(2,675)	—	128,695
Less inventory valuation effect	—	—	(1,064)	(211)	3	—	(1,272)
Capital Employed (Business segment information)	107,617	4,976	11,618	5,884	(2,672)	—	127,423
ROACE as a percentage	3%	9%	38%	27%	—%	—%	7%

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2015	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,297	9,149	70,623	75,282	6	—	165,357
Intersegment sales	18,419	1,246	26,794	911	218	(47,588)	—
Excise taxes	—	—	(4,107)	(17,829)	—	—	(21,936)
Revenues from sales	28,716	10,395	93,310	58,364	224	(47,588)	143,421
Operating expenses	(15,725)	(10,265)	(87,674)	(56,065)	(866)	47,588	(123,007)
Depreciation, depletion and impairment of tangible assets and mineral interests	(15,660)	(307)	(1,092)	(634)	(27)	—	(17,720)
Operating income	(2,669)	(177)	4,544	1,665	(669)	—	2,694
Net income (loss) from equity affiliates and other items	1,944	(75)	1,724	467	558	—	4,618
Tax on net operating income	(361)	19	(1,106)	(537)	172	—	(1,813)
Net operating income	(1,086)	(233)	5,162	1,595	61	—	5,499
Net cost of net debt							(713)
Non-controlling interests							301
Net income - group share							5,087

For the year ended December 31, 2015	Exploration	Gas,	Refining	Marketing
(adjustments) (a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(519)	—	—	—	—	(519)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(519)	—	—	—	—	(519)
Operating expenses	(559)	(38)	(1,035)	(283)	—	—	(1,915)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,591)	(192)	(70)	(24)	—	—	(6,877)
Operating income (b)	(7,150)	(749)	(1,105)	(307)	—	—	(9,311)
Net income (loss) from equity affiliates and other items	(273)	(184)	1,165	224	(19)	—	913
Tax on net operating income	2,007	133	263	87	7	—	2,497
Net operating income (b)	(5,416)	(800)	323	4	(12)	—	(5,901)
Net cost of net debt							(11)
Non-controlling interests							481
Net income - group share							(5,431)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	(859)	(254)	—

On net operating income	—	—	(590)	(169)	—

For the year ended December 31, 2015	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$) (a)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,297	9,668	70,623	75,282	6	—	165,876
Intersegment sales	18,419	1,246	26,794	911	218	(47,588)	—
Excise taxes	—	—	(4,107)	(17,829)	—	—	(21,936)
Revenues from sales	28,716	10,914	93,310	58,364	224	(47,588)	143,940
Operating expenses	(15,166)	(10,227)	(86,639)	(55,782)	(866)	47,588	(121,092)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,069)	(115)	(1,022)	(610)	(27)	—	(10,843)
Adjusted operating income	4,481	572	5,649	1,972	(669)	—	12,005
Net income (loss) from equity affiliates and other items	2,217	109	559	243	577	—	3,705
Tax on net operating income	(2,368)	(114)	(1,369)	(624)	165	—	(4,310)
Adjusted net operating income	4,330	567	4,839	1,591	73	—	11,400
Net cost of net debt							(702)
Non-controlling interests							(180)
Adjusted net income - group share							10,518

For the year ended December 31, 2015	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	24,233	588	1,875	1,267	70	—	28,033
Total divestments	2,880	418	3,494	767	25	—	7,584
Cash flow from operating activities	11,567	(384)	6,435	2,323	5	—	19,946
Balance sheet as of December 31, 2015
Property, plant and equipment, intangible assets, net	108,204	1,248	9,317	4,989	309	—	124,067
Investments & loans in equity affiliates	14,711	1,126	3,075	472	—	—	19,384
Other non-current assets	7,230	1,245	640	964	(501)	—	9,578
Working capital	885	1,363	1,828	675	(2,975)	—	1,776
Provisions and other non-current liabilities	(27,720)	(643)	(3,784)	(1,339)	(150)	—	(33,636)
Assets and liabilities classified as held for sale	482	—	—	344	—	—	826
Capital Employed (balance sheet)	103,791	4,340	11,076	6,105	(3,317)	—	121,995
Less inventory valuation effect	—	—	(622)	(230)	—	—	(852)
Capital Employed (Business segment information)	103,791	4,340	10,454	5,875	(3,317)	—	121,143
ROACE as a percentage	4%	13%	40%	25%	—%	—%	9%

B)  Reconciliation of the information by business segment with Consolidated Financial Statements

The table below presents the impact of adjustment items on the consolidated statement of income:

			Consolidated
For the year ended December 31, 2017			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	171,513	(20)	171,493
Excise taxes	(22,394)	—	(22,394)
Revenues from sales	149,119	(20)	149,099
Purchases, net of inventory variation	(99,534)	123	(99,411)
Other operating expenses	(24,427)	(539)	(24,966)
Exploration costs	(864)	—	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,441)	(4,662)	(16,103)
Other income	772	3,039	3,811
Other expense	(389)	(645)	(1,034)
Financial interest on debt	(1,367)	(29)	(1,396)
Financial income and expense from cash & cash equivalents	(138)	—	(138)
Cost of net debt	(1,505)	(29)	(1,534)
Other financial income	957	—	957
Other financial expense	(642)	—	(642)
Net income (loss) from equity affiliates	2,574	(559)	2,015
Income taxes	(3,858)	829	(3,029)
Consolidated net income	10,762	(2,463)	8,299
Group share	10,578	(1,947)	8,631
Non-controlling interests	184	(516)	(332)

(a)   Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2016			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	149,974	(231)	149,743
Excise taxes	(21,818)	—	(21,818)
Revenues from sales	128,156	(231)	127,925
Purchases, net of inventory variation	(83,916)	539	(83,377)
Other operating expenses	(23,832)	(470)	(24,302)
Exploration costs	(914)	(350)	(1,264)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,294)	(2,229)	(13,523)
Other income	964	335	1,299
Other expense	(537)	(490)	(1,027)
Financial interest on debt	(1,085)	(23)	(1,108)
Financial income and expense from cash & cash equivalents	4	—	4
Cost of net debt	(1,081)	(23)	(1,104)
Other financial income	971	—	971
Other financial expense	(636)	—	(636)
Net income (loss) from equity affiliates	2,531	(317)	2,214
Income taxes	(1,965)	995	(970)
Consolidated net income	8,447	(2,241)	6,206
Group share	8,287	(2,091)	6,196
Non-controlling interests	160	(150)	10

(a)   Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2015			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	165,876	(519)	165,357
Excise taxes	(21,936)	—	(21,936)
Revenues from sales	143,940	(519)	143,421
Purchases, net of inventory variation	(95,558)	(1,113)	(96,671)
Other operating expenses	(23,984)	(361)	(24,345)
Exploration costs	(1,550)	(441)	(1,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,843)	(6,877)	(17,720)
Other income	1,468	2,138	3,606
Other expense	(405)	(1,172)	(1,577)
Financial interest on debt	(956)	(11)	(967)
Financial income and expense from cash & cash equivalents	94	—	94
Cost of net debt	(862)	(11)	(873)
Other financial income	882	—	882
Other financial expense	(654)	—	(654)
Net income (loss) from equity affiliates	2,414	(53)	2,361
Income taxes	(4,150)	2,497	(1,653)
Consolidated net income	10,698	(5,912)	4,786
Group share	10,518	(5,431)	5,087
Non-controlling interests	180	(481)	(301)

(a)   Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

C) Additional information on adjustment items

The main adjustment items for 2017 are the following:

1)	The line "Gains (losses) on disposals of assets" includes the 2017 gains and losses on disposals, mainly, in the Refining & Chemicals segment with the sale of Atotech for an amount of $2,139 million.
2)

The line "Asset impairment charges" amounting to $(4,662) million in operating income and $(3,884) million in net income Group share includes non-current assets impairment charges recorded in 2017. Impairment testing methodology and asset impairment charges recorded during the year are detailed in the paragraph D of Note 3.

3)

“Other elements” amount to $(724) million in operating income and $(715) million in net income, Group share and especially include a provision for future expenses related to an “agreement on the transition from work to retirement” in France ($(201) million in operating income and $(132) million in net income, Group share) and the impact of the tax rate reform in the US ($(97) million in net income, Group share).

Adjustments to operating income

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	344	13	—	357
Effect of changes in fair value	—	(20)	—	—	—	(20)
Restructuring charges	(42)	—	(4)	(3)	—	(49)
Asset impairment charges	(4,308)	(291)	(53)	(10)	—	(4,662)
Other items	(77)	(389)	(173)	(21)	(64)	(724)
Total	(4,427)	(700)	114	(21)	(64)	(5,098)

Adjustments to net income, Group share

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	295	(13)	—	282
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(11)	(11)	(42)	(2)	—	(66)
Asset impairment charges	(3,583)	(238)	(53)	(10)	—	(3,884)
Gains (losses) on disposals of assets	188	—	2,139	125	—	2,452
Other items	(287)	(293)	73	(30)	(178)	(715)
Total	(3,693)	(558)	2,412	70	(178)	(1,947)

Adjustments to operating income

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	695	(43)	—	652
Effect of changes in fair value	—	(4)	—	—	—	(4)
Restructuring charges	(19)	(18)	—	—	—	(37)
Asset impairment charges	(2,089)	(139)	—	(1)	—	(2,229)
Other items	(672)	(288)	(70)	(93)	—	(1,123)
Total	(2,780)	(449)	625	(137)	—	(2,741)

Adjustments to net income, Group share

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	498	(19)	—	479
Effect of changes in fair value	—	(3)	—	—	—	(3)
Restructuring charges	(4)	(28)	—	—	—	(32)
Asset impairment charges	(1,867)	(131)	(78)	(18)	(3)	(2,097)
Gains (losses) on disposals of assets	287	5	—	(25)	—	267
Other items	(293)	(237)	(91)	(84)	—	(705)
Total	(1,877)	(394)	329	(146)	(3)	(2,091)

Adjustments to operating income

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2015	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(859)	(254)	—	(1,113)
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(43)	—	—	(5)	—	(48)
Asset impairment charges	(6,591)	(192)	(70)	(24)	—	(6,877)
Other items	(516)	(541)	(176)	(24)	—	(1,257)
Total	(7,150)	(749)	(1,105)	(307)	—	(9,311)

Adjustments to net income, Group share

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2015	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(590)	(157)	—	(747)
Effect of changes in fair value	—	(9)	—	—	—	(9)
Restructuring charges	(10)	(5)	(52)	(5)	—	(72)
Asset impairment charges	(5,057)	(270)	(59)	(49)	(12)	(5,447)
Gains (losses) on disposals of assets	162	—	1,288	360	—	1,810
Other items	(148)	(421)	(264)	(133)	—	(966)
Total	(5,053)	(705)	323	16	(12)	(5,431)

D) Asset impairment

Accounting principles

The recoverable amounts of intangible assets and property, plant and equipment are tested for impairment as soon as any indication of impairment exists. This test is performed at least annually for goodwill.

The recoverable amount is the higher of the fair value (less costs to sell) or its value in use.

Assets are grouped into cash-generating units (or CGUs) and tested. A CGU is a homogeneous set of assets that generates cash inflows that are largely independent of the cash inflows from other groups of assets.

The value in use of a CGU is determined by reference to the discounted expected future cash flows, based upon the management’s expectation of future economic and operating conditions. When this value is less than the carrying amount of the CGU, an impairment loss is recorded. It is allocated first to goodwill with a corresponding amount in "Other expenses". Any further losses are then allocated to property, plant and mineral interests with a corresponding amount in "Depreciation, depletion and impairment of tangible assets and mineral interests" and to other intangible assets with a corresponding amount in "Other expenses".

Impairment losses recognized in prior periods can be reversed up to the original carrying amount, had the impairment loss not been recognized. Impairment losses recognized for goodwill cannot be reversed.

For the financial year 2017, asset impairments were recorded for an amount of $4,662 million in operating income and $3,884 million in net income, Group share. These impairments were qualified as adjustments items of the operating income and net income, Group share.

Impairments relate to certain cash-generating units (CGUs) for which indicators of impairment have been identified, due to changes in operating conditions or the economic environment of the activities concerned.

The principles applied are as follows:

-

The future cash flows were determined using the assumptions included in the 2018 budget and in the long-term plan of the Group approved by the Group Executive Committee and the Board of Directors. These assumptions, including in particular future prices of products, operational costs, estimation of oil and gas reserves, future volumes produced and marketed, represent the best estimate of the Group management of all economic and technical conditions over the remaining life of the assets.

-

The Group, notably relying on data on global energy demand from the “World Energy Outlook” issued by IEA in 2016 and on its own supply assessments, determines the oil & gas prices scenarios based on assumptions about the evolution of core indicators of the Upstream activity (demand for oil & gas products in different markets, investment forecasts, decline in production fields, changes in oil & gas reserves and supply by area and by nature of oil & gas products), of the Downstream activity (changes in refining capacity and demand for petroleum products) and by integrating the climate issue.

These price scenarios, first prepared within the Strategy and Climate Department, are also reviewed by the Group segments which bring their own expertise. They also integrate studies issued by international agencies, banks and independent consultants. They are then eventually approved by the Executive Committee and the Board of directors.

The IEA 2017 World Energy Outlook anticipates three scenarios (New Policies Scenario (NPS), Current Policies Scenario (CPS) and Sustainable Development Scenario (SDS)). Among these scenarios, the Group uses as main references the New Policies Scenario (central scenario of the IEA) and Sustainable Development Scenario (which replaces the scenario 450 or 2 ° of WEO 2016).

The New Policies Scenario takes into account the measures already implemented by countries in the energy field as well as the effects of the policies announced by these within the framework of officially communicated objectives. In particular, the Nationally Determined Contributions (NDC) decided under the Paris Climate Agreement support the IEA estimates in this scenario. The Sustainable Development Scenario takes into account the measures needed to achieve the energy-related goals set in the 2030 Agenda for Sustainable Development adopted in 2015 by the UN members.

Based on the same economic and demographic assumptions, the NPS sees a significant increase in demand for oil and gas until 2025 and then a slower growth until 2040 (despite a significant penetration of electric vehicles revised up in 2017), while the SDS sees declining demand after 2025 for oil and after 2030 for gas due to substitution efforts and efficiency gains assumed by the IEA. At the same time, ample shale gas and oil resources in North America (whose estimates have been revised upwards between 2016 and 2017) mitigate the impact of demand growth during the first half of the forecast. Despite the revisions that led the IEA to correct its prices slightly downward versus 2016, the Group is comforted in its price assumptions by the IEA's main scenarios which take into account climate policies.

In this context:

o

For crude oil, the price level used for 2018 to determine the recoverable value of CGUs in 2017 amounts to 50 dollars per barrel of Brent. This price rises progressively from 2018 to reach 80 dollars in 2021 and inflates after 2023.

o

For gas, the Group estimates that due to new market dynamics that emerged in 2017, in particular a strong increase in supply, prices will strengthen like those of crude oil prices. The price level used in determining the recoverable value of concerned CGUs for 2018 amounts to $5 per million BTU for the NBP price (Europe). It reaches $7 per million BTU in 2020, and will inflate after 2023.

-

The future operational costs were determined by taking into account the existing technologies, the fluctuation of prices for petroleum services in line with market developments and the internal cost reduction programs effectively implemented.

-

The future cash flows are estimated over a period consistent with the life of the assets of the CGUs. They are prepared post-tax and take into account specific risks related to the CGUs' assets. They are discounted using a 7% post-tax discount rate, this rate being the weighted-average cost of capital estimated from historical market data. This rate was 7% in 2016 and 2015. The value in use calculated by discounting the above post-tax cash flows using a 7% post-tax discount rate is not materially different from the value in use calculated by discounting pre-tax cash flows using a pre-tax discount rate determined by an iterative computation from the post-tax value in use. These pre-tax discount rates range from 7% to 16% in 2017.

The CGUs for the Exploration & Production segment are defined as oil and gas fields or groups of oil and gas fields with industrial assets enabling the production, treatment and evacuation of the oil and gas. For the year 2017, impairments of assets were recognized over CGUs of the Exploration & Production segment for an impact of $4,308 million in operating income and $3,583 million in net income, Group share. These impairments were mainly recognized on the following assets:

-

Fort Hills project assets, in Canada -following the operator announcement of the increase of the project’s costs- for an amount of $1,544 million in operating income and $1,312 million in net income, Group share;

-	Gas assets related to the GLNG project in Australia for an amount of $509 million in operating income and $381 million in net income, Group share;
-	Oil assets in Congo for an amount of $1,392 million in operating income and $1,220 million in net income, Group share;
-	Gas assets in the United Kingdom for $451 million in operating income and $271 million in net income, Group share;
-	And other assets in the United States and in Norway.

As for the sensitivity analysis:

-	a decrease by one point in the discount rate would have a positive impact of approximately $0.5 billion in operating income and $0.3 billion in net income, Group share;
-	an increase by one point in the discount rate would have an additional negative impact of approximately $1 billion in operating income and approximately $0.8 billion in net income, Group share;
-

a variation of (10)% of the oil and gas prices over the long term plan would have an additional negative impact of approximately $4.9 billion in operating income and $4.2 billion in net income, Group share.

The most sensitive assets would be:

-	the assets already impaired in 2017 or before (impact of approximately $2.8 billion in operating income and $2.7 billion in net income, Group share), especially GLNG in Australia and assets in Congo;
-	other assets (impact of approximately $2.1 billion in operating income and $1.5 billion in net income, Group share), especially in Canada.

The CGUs of the Gas, Renewables & Power segment are subsidiaries or groups of subsidiaries organized by activity or geographical area. In year 2017, the Group recorded impairments on CGUs in the Gas, Renewables & Power segment for $291 million in operating income and $238 million in net income, Group share. These impairments mainly concern SunPower in the United States given the depressed economic environment of the solar activity.

The CGUs for the Refining & Chemicals segment are defined as legal entities with operational activities for refining and petrochemicals activities. Future cash flows are based on the gross contribution margin (calculated on the basis of net sales after purchases of crude oil and refined products, the effect of inventory valuation and variable costs). The other activities of the segment are global divisions, each division gathering a set of businesses or homogeneous products for strategic, commercial and industrial plans. Future cash flows are determined from the specific margins of these activities, unrelated to the price of oil. In year 2017, the Group recorded impairments on CGUs in the Refining and Chemicals segment for $53 million in net income, Group share. A variation of -5% or +5% of the gross margin on variable costs under identical operating conditions or -1% or +1% of the discount rate would have no impact on the operating profit or the net profit, Group share.

The CGUs of the Marketing & Services segment are subsidiaries or groups of subsidiaries organized by geographical area. In year 2017 no significant impairment has been recorded.

For year 2016, the Group recorded impairments in Exploration & Production, Gas, Renewables & Power and Marketing & Services segments for an amount of $2,229 million in operating income and $2,097 million in net income, Group share. These impairments were qualified as adjustments items of the operating income and net income, Group share.

In 2015, the Group recognized impairments of assets in the Exploration & Production, Refining & Chemicals and Marketing & Services segments for an impact of $6,877 million in operating income and of $5,447 income and net income, Group share. These impairments were qualified as adjustments items of the operating income and net income, Group share.

No significant reversal of impairment was accounted for in respect of the years 2015, 2016 and 2017.